INTANGIBLE ASSETS - Gross Value (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Intangible assets
Value, at the beginning of the year	$ 4,635
Value, at the end of the year	59,870	$ 4,635
Gross carrying value
Intangible assets
Value, at the beginning of the year	5,653	4,846
Incorporation by merger	59,329
CAPEX	2,906	807
Currency translation adjustments	127
Decreases	(609)
Value, at the end of the year	67,406	5,653
Retained earnings adjustment	(125)
Gross carrying value | 3G/4G licenses
Intangible assets
Value, at the beginning of the year	3,635	3,635
Incorporation by merger	17,713
Value, at the end of the year	21,348	3,635
Gross carrying value | PCS license (Argentina)
Intangible assets
Incorporation by merger	10,538
Value, at the end of the year	10,538
Gross carrying value | Nucleo's licenses
Intangible assets
CAPEX	844
Currency translation adjustments	33
Value, at the end of the year	877
Gross carrying value | SRCE license
Intangible assets
Value, at the beginning of the year	879	72
CAPEX		807
Value, at the end of the year	879	879
Gross carrying value | Customer relationships
Intangible assets
Incorporation by merger	15,771
Currency translation adjustments	73
Decreases	(609)
Value, at the end of the year	15,235
Gross carrying value | Brands
Intangible assets
Value, at the beginning of the year	249	249
Incorporation by merger	13,030
Value, at the end of the year	13,279	249
Gross carrying value | Incremental Cost from the acquisition of contracts
Intangible assets
CAPEX	1,348
Currency translation adjustments	7
Value, at the end of the year	1,355
Gross carrying value | Other
Intangible assets
Value, at the beginning of the year	890	890
Incorporation by merger	2,277
CAPEX	714
Currency translation adjustments	14
Value, at the end of the year	$ 3,895	$ 890